WARRANT LIABILITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					2 Months Ended	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2011 Fair Value Measurements, Recurring	Dec. 31, 2010 Fair Value Measurements, Recurring	Nov. 30, 2010 Fair Value Measurements, Recurring	Dec. 31, 2010 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2011 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2010 Fair Value Measurements, Recurring Significant Unobservable Inputs (Level 3)
Estimated fair value of Warrants and significant assumptions used in valuation
GGP stock price per share (in dollars per share)	$ 15.02	$ 15.48
Implied volatility (as a percent)	37.00%	38.00%
Warrant term (in years)	5.86	6.86
Fair Value of Warrant Liability
Balance at the beginning of the period			$ 985,962	$ 1,041,004	$ 835,752	$ 835,752	$ 1,041,004
Certain changes made during the current period to the value and amount of inventory reported						205,252	(55,042)	205,252
Balance at the end of the period			$ 985,962	$ 1,041,004	$ 835,752	$ 1,041,004	$ 985,962	$ 1,041,004